Insurance Contracts - Summary of the movements by measurement component of insurance contracts (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2025 USD ($)
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Increase due to Business Combination - Insurance Contract Liabilities		₩ 45,573,864		₩ 0		$ 31,548,831
Changes related to future service - Effect of initially recognized contracts		8,174
Insurance finance interest income and other insurance finance income - Net income		9,186	$ 6,359	0	₩ 0
Insurance finance interest income and other insurance finance income - Subtotal		1,786,814	$ 1,236,935	0	₩ 0
Risk adjustment for non-financial risk [Member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Changes related to future service - Effect of initially recognized contracts		49,342
Insurance contracts issued [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning balance - Insurance contracts assets		0
Beginning balance - Insurance contracts liabilities		0
Beginning balance - Net insurance contracts liabilities (asset)		0
Increase due to Business Combination - Insurance Contract Assets		0
Increase due to Business Combination - Insurance Contract Liabilities		47,067,270
Increase due to Business Combination - Net Insurance Contract Liabilities (Assets)		47,067,270
Changes Related to Current Service - Amortization of Contractual Service Margin		(154,187)
Changes Related to Current Service - Changes in Risk Adjustment for Non-Financial Risk		(26,471)
Changes Related to Current Service - Experience Adjustments		20,239
Changes related to current service - Sub-total		(160,419)
Changes Related to Future Service - Changes in Estimates of Contractual Service Margin		0
Changes Related to Future Service - Changes in Estimates of Loss (Reversal of Loss) for Onerous Contract Groups		24,304
Changes related to future service - Effect of initially recognized contracts		8,174
Changes related to future service - Sub-total		32,478
Changes related to past service - Changes in liability for incurred claims		23,777
Changes related to past service - Sub-total		23,777
Insurance Service Result		(104,164)
Insurance finance interest income and other insurance finance income - Net income		1,132,235
Insurance finance interest income and other insurance finance income - Other comprehensive income	[1]	(2,395,876)
Insurance finance interest income and other insurance finance income - Subtotal		(1,263,641)
Total Changes in net income, other comprehensive income and insurance service result		(1,367,805)
Cash flow - Premiums received		3,496,221
Cash flow - Insurance acquisition cash flows		(649,882)
Cash flows - Claims and other insurance service expenses paid including investment components		(2,980,635)
Cash flow - Subtotal		(134,296)
Other increase (decrease)		8,695
Ending balance - Insurance contracts assets		0		0
Ending balance - Insurance contracts liabilities		45,573,864		0
Ending balance - Net insurance contracts liabilities (asset)		45,573,864		0
Insurance contracts issued [member] | Estimate of the present value of future cash flows [Member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning balance - Insurance contracts assets		0
Beginning balance - Insurance contracts liabilities		0
Beginning balance - Net insurance contracts liabilities (asset)		0
Increase due to Business Combination - Insurance Contract Assets		0
Increase due to Business Combination - Insurance Contract Liabilities		42,710,666
Increase due to Business Combination - Net Insurance Contract Liabilities (Assets)		42,710,666
Changes Related to Current Service - Amortization of Contractual Service Margin		0
Changes Related to Current Service - Changes in Risk Adjustment for Non-Financial Risk		0
Changes Related to Current Service - Experience Adjustments		20,234
Changes related to current service - Sub-total		20,234
Changes Related to Future Service - Changes in Estimates of Contractual Service Margin		936,116
Changes Related to Future Service - Changes in Estimates of Loss (Reversal of Loss) for Onerous Contract Groups		53,294
Changes related to future service - Effect of initially recognized contracts		(488,210)
Changes related to future service - Sub-total		501,200
Changes related to past service - Changes in liability for incurred claims		22,770
Changes related to past service - Sub-total		22,770
Insurance Service Result		544,204
Insurance finance interest income and other insurance finance income - Net income		1,059,968
Insurance finance interest income and other insurance finance income - Other comprehensive income		(2,397,918)
Insurance finance interest income and other insurance finance income - Subtotal		(1,337,950)
Total Changes in net income, other comprehensive income and insurance service result		(793,746)
Cash flow - Premiums received		3,496,221
Cash flow - Insurance acquisition cash flows		(649,882)
Cash flows - Claims and other insurance service expenses paid including investment components		(2,980,630)
Cash flow - Subtotal		(134,291)
Other increase (decrease)		8,695
Ending balance - Insurance contracts assets		0		0
Ending balance - Insurance contracts liabilities		41,791,324		0
Ending balance - Net insurance contracts liabilities (asset)		41,791,324		0
Insurance contracts issued [member] | Risk adjustment for non-financial risk [Member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning balance - Insurance contracts assets		0
Beginning balance - Insurance contracts liabilities		0
Beginning balance - Net insurance contracts liabilities (asset)		0
Increase due to Business Combination - Insurance Contract Assets		0
Increase due to Business Combination - Insurance Contract Liabilities		773,337
Increase due to Business Combination - Net Insurance Contract Liabilities (Assets)		773,337
Changes Related to Current Service - Amortization of Contractual Service Margin		0
Changes Related to Current Service - Changes in Risk Adjustment for Non-Financial Risk		(26,471)
Changes Related to Current Service - Experience Adjustments		5
Changes related to current service - Sub-total		(26,466)
Changes Related to Future Service - Changes in Estimates of Contractual Service Margin		(30,014)
Changes Related to Future Service - Changes in Estimates of Loss (Reversal of Loss) for Onerous Contract Groups		(28,990)
Changes related to future service - Effect of initially recognized contracts		49,342
Changes related to future service - Sub-total		(9,662)
Changes related to past service - Changes in liability for incurred claims		1,007
Changes related to past service - Sub-total		1,007
Insurance Service Result		(35,121)
Insurance finance interest income and other insurance finance income - Net income		8,724
Insurance finance interest income and other insurance finance income - Other comprehensive income		2,042
Insurance finance interest income and other insurance finance income - Subtotal		10,766
Total Changes in net income, other comprehensive income and insurance service result		(24,355)
Cash flow - Premiums received		0
Cash flow - Insurance acquisition cash flows		0
Cash flows - Claims and other insurance service expenses paid including investment components		(5)
Cash flow - Subtotal		(5)
Other increase (decrease)		0
Ending balance - Insurance contracts assets		0		0
Ending balance - Insurance contracts liabilities		748,977		0
Ending balance - Net insurance contracts liabilities (asset)		748,977		0
Insurance contracts issued [member] | Insurance contracts under conversion [Member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning balance - Insurance contracts assets		0
Beginning balance - Insurance contracts liabilities		0
Beginning balance - Net insurance contracts liabilities (asset)		0
Increase due to Business Combination - Insurance Contract Assets		0
Increase due to Business Combination - Insurance Contract Liabilities		3,583,267
Increase due to Business Combination - Net Insurance Contract Liabilities (Assets)		3,583,267
Changes Related to Current Service - Amortization of Contractual Service Margin		(154,187)
Changes Related to Current Service - Changes in Risk Adjustment for Non-Financial Risk		0
Changes Related to Current Service - Experience Adjustments		0
Changes related to current service - Sub-total		(154,187)
Changes Related to Future Service - Changes in Estimates of Contractual Service Margin		(906,102)
Changes Related to Future Service - Changes in Estimates of Loss (Reversal of Loss) for Onerous Contract Groups		0
Changes related to future service - Effect of initially recognized contracts		447,042
Changes related to future service - Sub-total		(459,060)
Changes related to past service - Changes in liability for incurred claims		0
Changes related to past service - Sub-total		0
Insurance Service Result		(613,247)
Insurance finance interest income and other insurance finance income - Net income		63,543
Insurance finance interest income and other insurance finance income - Other comprehensive income		0
Insurance finance interest income and other insurance finance income - Subtotal		63,543
Total Changes in net income, other comprehensive income and insurance service result		(549,704)
Cash flow - Premiums received		0
Cash flow - Insurance acquisition cash flows		0
Cash flows - Claims and other insurance service expenses paid including investment components		0
Cash flow - Subtotal		0
Other increase (decrease)		0
Ending balance - Insurance contracts assets		0		0
Ending balance - Insurance contracts liabilities		3,033,563		0
Ending balance - Net insurance contracts liabilities (asset)		₩ 3,033,563		₩ 0

[1]	The finance income recognized in other comprehensive income is the amount before deducting tax and non-controlling interests.